INVESTMENTS, DEBT AND DERIVATIVES - Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
At amortized cost | Bank loans and bonds
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities, at fair value	$ 7,823	$ 8,031